AURORA 10K - DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)							6 Months Ended		9 Months Ended	12 Months Ended
	Feb. 06, 2023 USD ($)	Aug. 03, 2021 USD ($) $ / shares shares	Mar. 10, 2021 USD ($) $ / shares shares	Mar. 08, 2021 USD ($) $ / shares shares	Oct. 07, 2020 item	Oct. 07, 2020 business	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2023 USD ($)	Sep. 01, 2023 USD ($)	Jun. 01, 2023 USD ($)	Sep. 30, 2022 USD ($)	Aug. 03, 2022 USD ($)	Feb. 23, 2022 USD ($)	May 10, 2021 USD ($)	Dec. 09, 2020 USD ($)
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Operating bank account									$ 526,765,000	$ 317,959,000	$ 938,319,000	$ 526,765,000			$ 398,037,000
Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Condition for future business combination number of businesses minimum					1	1
Sale of units (in shares) | shares											24,300,287
Gross proceeds				$ 255,000,000
Investment of cash into Trust Account							$ 0	$ 443,751		0	$ 278,002,870
Transaction Costs				13,946,641
Underwriting fees				4,860,057
Deferred underwriting fee payable			$ 22,542,813	8,505,100						0	8,505,100
Other offering costs				581,484
Interest income									2,156,230	4,262,222
Aggregate proceeds held in the Trust Account									21,317,257	282,284,619
Proceeds from sale of Private Placement Warrants										$ 0	6,860,057
Condition for future business combination use of proceeds percentage							80.00%			80.00%
Condition for future business combination threshold Percentage Ownership							50.00%			50.00%
Redemption of shares calculated based on business days prior to consummation of business combination (in days)							2 days			2 days
Minimum net tangible assets upon consummation of business combination							$ 5,000,001			$ 5,000,001
Redemption limit percentage without prior consent							20.00%			20.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)							100.00%			100.00%
Redemption period upon closure							10 days			10 days
Operating bank account							$ 1,228,847			$ 285,307	$ 37,645
Working capital deficit							17,712,429			14,605,202
Public Shares | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum allowed dissolution expenses							100,000			100,000
Merger Agreement | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate principal amount																	$ 12,000,000
Merger Agreement | Subsequent event | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Proceeds from transaction expenses reimbursed	$ 3,750,000
Better HoldCo, Inc | Merger Agreement | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum transaction expenses to be reimbursed										$ 15,000,000				$ 2,500,000
Minimum number of days from amendment date with in which payment should made										5 days
Proceeds from transaction expenses reimbursed							3,750,000			$ 7,500,000
Better HoldCo, Inc | Merger Agreement | Subsequent event | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum transaction expenses to be reimbursed													$ 2,500,000
Proceeds from transaction expenses reimbursed	$ 3,750,000
Sponsor | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate principal amount							15,000,000			4,000,000
Promissory note | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate principal amount																	4,000,000	$ 2,000,000	$ 300,000
Aggregate cap of notes to cover operating costs							12,000,000			12,000,000						$ 12,000,000	$ 4,000,000
Promissory note | Better HoldCo, Inc | Merger Agreement | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Proceeds from transaction expenses reimbursed							$ 11,250,000
Private Placement Warrants | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, in dollars per unit | $ / shares			$ 1.50
Proceeds from sale of Private Placement Warrants				$ 6,400,000
Private Placement Warrants | Sponsor and certain of Company's directors and officers | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units (in shares) | shares				3,500,000
Purchase price, in dollars per unit | $ / shares				$ 10.00
Gross proceeds				$ 35,000,000					$ 35,000,000	$ 35,000,000
Sale of Private Placement Units (in shares) | shares									3,500,000	3,500,000
Price of warrant | $ / shares									$ 10.00	$ 10.00
Initial Public Offering | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units (in shares) | shares			24,300,287	22,000,000
Purchase price, in dollars per unit | $ / shares				$ 10.00
Gross proceeds				$ 220,000,000
Underwriting fees										$ 4,860,057
Other offering costs				$ 581,484
Private Placement | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of Private Placement Units (in shares) | shares											3,500,000
Private Placement | Sponsor and certain of Company's directors and officers | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units (in shares) | shares				3,500,000
Purchase price, in dollars per unit | $ / shares				$ 10.00
Gross proceeds				$ 35,000,000
Private Placement | Private Placement Warrants | Sponsor and certain of Company's directors and officers | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, in dollars per unit | $ / shares				$ 1.50
Sale of Private Placement Units (in shares) | shares		4,266,667		4,266,667
Price of warrant | $ / shares		$ 1.50		$ 1.50
Proceeds from sale of Private Placement Warrants		$ 6,400,000		$ 6,400,000
Private Placement | Private Placement Warrants | Sponsor | Sponsor and certain of Company's directors and officers | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Proceeds from sale of Private Placement Warrants				$ 6,400,000
Over-allotment Option | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units (in shares) | shares			2,300,287	3,300,000						3,300,000
Purchase price, in dollars per unit | $ / shares			$ 10.00	$ 10.00
Gross proceeds			$ 23,002,870	$ 23,002,870
Net Proceeds			$ 22,542,813
Over-allotment Option | Private Placement Warrants | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of Private Placement Units (in shares) | shares			306,705
Proceeds from sale of Private Placement Warrants			$ 460,057
Over-allotment Option | Private Placement Warrants | Sponsor and certain of Company's directors and officers | Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of Private Placement Units (in shares) | shares		440,000	306,705	440,000
Proceeds from sale of Private Placement Warrants		$ 660,000	$ 460,057	$ 660,000